================================================================================
                                    LEXINGTON
================================================================================

================================================================================
                                    LEXINGTON
                                     GLOBAL
                                   FUND, INC.
                                   ----------
                       Seeks long-term growth of capital,
                         primarily through investment in
                           common stocks of companies
                         domiciled in foreign countries
                             and the United States.
                                   ----------
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997

                               The Lexington Group
                                   of No Load
                              Investment Companies
================================================================================

DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------

     The Lexington Global Fund advanced 9.7%* during the second quarter, and 12.2%* for the first half of 1997. The average global fund returned 12.2% for the quarter and 12.9% through the first half, according to Lipper Analytical Services, Inc. Due to strong U.S. equity performance the unmanaged Morgan Stanley World Index appreciated 15.1% for the quarter and 15.4% for the first half.

     The underweighting of U.S. equities was the primary reason for the Fund's relative underperformance. The U.S. equity market advanced 17.7% during the second quarter and 20.8% for the first half of 1997. The unmanaged Morgan Stanley World Index easily out paced most managed global funds due to a 43% weighting of U.S. equities. The average global fund is significantly underweight U.S. equities and as a result, the Lexington Global Fund was able to perform in line with most global funds. The Fund benefitted from strong equity performance in Europe. For example, Switzerland returned 31.3% for the first half, while Spain advanced 20.7%. Although many European markets provided returns above 20%, the strength of the dollar muted some of the returns. For example, the dollar gained 13.3% against the German Mark for the first half of the year. Emerging market holdings helped the Fund in Latin America and Eastern Europe, however, these gains were largely offset by losses suffered in Malaysia and the Philippines.

     Equity markets are enjoying an historic climb in most countries around the world. A lack of inflation has driven down interest rates to low nominal levels. As a result, stocks have faced little competition from other asset categories, especially bonds. There are other regional drivers moving stock prices. In Latin America economic recovery is leading to profit acceleration. European equities are advancing due to several positive factors. Investors anticipate European Monetary Union will take place and this confidence has led to dramatic falls in interest rates as European rates converge with low German rates. Economic activity is also accelerating from depressed levels and as a result, profit expectations are rising. Finally, many European companies are restructuring by divesting underperforming assets and reducing costs. This new shareholder friendly culture has been a major theme, driving stock prices higher. Finally, even Japan, after a difficult start, has enjoyed positive returns so far in 1997 with a gain of 8.7%. Japanese economic growth has accelerated improving profits and investor confidence.

     The current global environment remains attractive for equities. However, like Federal Reserve Chairman Greenspan, we wonder whether investors have become "irrationally exuberant." The challenge for investors today is quite high. Conditions are positive for stocks yet much, if not all, the good news seems reflected in valuations using most historical benchmarks. The Fund has been positioned to participate in the rising tide, while at the same time offering some downside protection when stocks inevitably correct. The focus on equity selection remains toward value. Given that markets have and continue to be driven by excess liquidity large companies have seen their stock prices soar. These very same stocks will be most vulnerable when markets decline due to their lofty valuations and wide institutional share holding base, including index funds. As a result of this trend, we have discovered better value in smaller stocks like IMAX in Canada, or JCG Holdings in Hong Kong. These growth stocks are not well known and can be purchased at a discount relative to large stocks with a similar growth outlook. Regionally, the Fund remains underweight in the U.S. due to high valuation levels and a muted profit outlook. Europe remains attractive although many stocks are becoming extended. Japanese stocks may have a difficult second half as we expect the economy to slow and profits to disappoint. Opportunities in emerging markets are best found in Latin America and we think this trend will continue. The Mexican market looks especially attractive as profit growth accelerates in a falling interest rate environment.

     In conclusion, there are many exciting opportunities around the world. However, some caution is prudent, especially at these price levels. Stocks are not a one way ride and investors must weigh both risk and reward. The Lexington Global Fund will continue to focus on equities which have valuations offering an attractive risk reward profile. The Fund is currently overweight in Canada, Latin America, and Europe while the U.S. remains underweight.


                                   Sincerely,


/s/Richard T. Saler          /s/Alan H. Wapnick         /s/Robert M. DeMichele
-------------------          ------------------         ----------------------
Richard T. Saler             Alan H. Wapnick            Robert M. DeMichele
Portfolio Manager            Portfolio Manager          President
August, 1997                 August, 1997               August, 1997



* 16.85%, 13.74% and 9.85% are the one, five and ten year average annual standard total returns, respectively, for the period ended June 30, 1997. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

LEXINGTON GLOBAL FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited)

  NUMBER OF                                      VALUE
   SHARES                SECURITY              (NOTE 1)
-------------------------------------------------------------------------------

              COMMON STOCKS: 96.7%

              ARGENTINA: 1.5%
   39,800     Perez Companc S.A. ........... $   319,633
   23,200     Transportadora de Gas del
                Sur, S.A.(ADR) .............     290,000
                                             -----------
                                                 609,633
                                             -----------

              AUSTRALIA: 2.6%
  306,000     Foster's Brewing Group, Ltd. .     563,926
   77,875     QBE Insurance Group, Ltd. ....     466,717
                                             -----------
                                               1,030,643
                                             -----------

              AUSTRIA: 4.3%
   12,500     Boehler-Uddeholm AG ..........     969,537
    3,700     Wienerberger Baustoff-
                industrie AG ...............     760,158
                                             -----------
                                               1,729,695
                                             -----------

              BRAZIL: 2.1%
   25,600     Aracruz Celulose S.A. (ADR) ..     521,600
  410,000     Companhia Cervejaria Brahma
                (Preferred shares) .........     314,199
                                             -----------
                                                 835,799
                                             -----------

              CANADA: 6.7%
   23,900     Bombardier, Inc. "B" .........     542,253
   15,100     Hudson's Bay Company .........     339,312
   33,200     Imax Corporation2 ............     819,625
   13,100     Jetform Corporation2 .........     172,756
   42,600     Noranda Forest, Inc. .........     313,426
   10,200     Tarragon Oil & Gas, Ltd.2 ....     119,777
   80,200     Yogen Fruz World-Wide, Inc.2 .     351,714
                                             -----------
                                               2,658,863
                                             -----------

              CHILE: 1.6%
   36,700     Antofagasta Holdings Plc .....     280,051
   13,100     Banco Santander (ADR) ........     193,225
   11,100     Maderas y Sinteticos Sociedad
                Anonima S.A. (ADR) .........     184,537
                                             -----------
                                                 657,813
                                             -----------

              FRANCE: 3.8%
    2,880     Alcatel Alsthom ..............     361,046
    9,300     Elf Aquitaine S.A. (ADR) .....     506,269
    5,100     Lafarge ......................     317,505
    3,130     Sidel ........................     242,576
    6,100     Unisor Sacilor ...............     110,136
                                             -----------
                                               1,537,532
                                             -----------

              GERMANY: 3.3%
   13,900     Continental AG ...............     345,399
    7,800     Deutsche Bank AG .............     456,129
    3,500     Hoechst AG ...................     148,594
      854     Sto AG (Preferred shares) ....     357,276
                                             -----------
                                               1,307,398
                                             -----------

              GREECE: 0.4%
      972     Hellenic Tellecommunication
                Organization S.A. Rights2 ..       1,594
   20,600     Michaniki S.A. ...............     156,112
                                             -----------
                                                 157,706
                                             -----------

              HONG KONG: 4.2%
   10,800     HSBC Holdings Plc ............     324,811
  376,000     JCG Holdings, Ltd. ...........     303,332
  340,000     National Mutual Asia, Ltd. ...     377,423
    7,400     Nu Skin Asia Pacific, Inc. ...     196,100
  227,000     Peregrine Investment
                Holdings, Ltd. .............     467,345
                                             -----------
                                               1,669,011
                                             -----------

              INDONESIA: 0.6%
  160,000     PT Tambang Timah .............     248,406
                                             -----------

              IRELAND: 3.4%
   45,800     Allied Irish Banks Plc .......     350,481
    4,200     Elan Corporation Plc2 ........     190,050
  236,200     Jefferson Smurfit Group ......     684,161
   25,000     Ryanair Holdings Plc2 ........     132,758
                                             -----------
                                               1,357,450
                                             -----------

              ITALY: 1.6%
   12,900     Industrie Natuzzi Spa (ADR) ..     330,562
   52,900     Stet Societa' Finanziaria
                Telefonica S.p.A. ..........     307,824
                                             -----------
                                                 638,386
                                             -----------

              JAPAN: 12.9%
    5,700     Acom Company, Ltd. ...........     274,963
   16,900     Amway Japan, Ltd. ............     573,031
    5,200     Doutor Coffee Company, Ltd. ..     211,308
   20,000     Fuji Bank, Ltd. ..............     300,620
   11,000     Fujitsu, Ltd. ................     152,844
   35,000     Kubota Corporation ...........     171,590
    3,300     Maruco Company, Ltd. .........      27,512
   13,000     Matsushita Electric Industrial
                Company, Ltd. ..............     262,431
   22,000     Mitsubishi Estate Company ....     319,147
   11,000     NEC Corporation ..............     153,806

LEXINGTON GLOBAL FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited)(continued)

  NUMBER OF                                      VALUE
   SHARES                SECURITY              (NOTE 1)
-------------------------------------------------------------------------------
              JAPAN (CONTINUED):
  134,000     Nippon Steel Corporation ..... $   428,594
    8,000     Omron Corporation ............     167,089
    7,200     Sony Corporation .............     628,576
   10,000     Sumitomo Electric Industries .     167,788
   16,000     The Bank of Tokyo-Mitsubishi,
                Ltd. .......................     321,594
    3,700     Tiemco, Ltd. .................     164,904
    7,000     Tokyo Electron, Ltd. .........     335,227
   39,000     Toshiba Corporation ..........     251,184
   21,000     Yamato Kogyo Company, Ltd. ...     207,376
                                             -----------
                                               5,119,584
                                             -----------

              MALAYSIA: 1.4%
  163,000     Tanjong Plc ..................     561,845
                                             -----------

              MEXICO: 1.7%
  140,900     Cemex S.A. de C.V. "B" .......     685,501
                                             -----------

              NETHERLANDS: 0.8%
    4,420     Philips Electronics N.V. .....     317,177
                                             -----------

              NEW ZEALAND: 2.5%
  300,900     Brierley Investments, Ltd. ...     293,657
  129,200     Carter Holt Harvey, Ltd. .....     333,613
  127,200     Fletcher Challenge Building ..     381,898
    5,088     Fletcher Challenge Forests ...       7,379
                                             -----------
                                               1,016,547
                                             -----------

              NORWAY: 1.5%
   31,700     Saga Petroleum AS ............     601,888
                                             -----------

              PHILIPPINES: 0.5%
  520,500     C & P Homes, Inc. ............     195,365
                                             -----------

              POLAND: 1.4%
    5,812     Debica S.A. ..................     119,379
   16,411     Elektrim Towarzystwo
                Handlowe S.A. ..............     142,824
    5,217     Wedel S.A. ...................     280,992
                                             -----------
                                                 543,195
                                             -----------

              SINGAPORE: 1.8%
   48,300     Clipsal Industries, Ltd. .....     170,982
   69,000     Jardine Strategic Holdings, Ltd.   260,820
    3,450     Jardine Strategic Holdings, Ltd.
                (Warrants)2 ................         155
   88,800     Want Want Holdings2 ..........     294,816
                                             -----------
                                                 726,773
                                             -----------

              SPAIN: 2.0%
    8,100     Adolfo Dominguez S.A.2 .......     319,440
    1,100     Banco Popular Espanol S.A. ...     270,007
    3,500     Tele Pizza, S.A.2 ............     206,568
                                             -----------
                                                 796,015
                                             -----------

              SWEDEN: 1.2%
   61,600     Industrial & Financial Systems,
                IFS AB.1,2 .................     298,744
   18,000     Skandinaviska Enskilda .......     194,377
                                             -----------
                                                 493,121
                                             -----------

              SWITZERLAND: 5.8%
      370     ABB AG .......................     560,894
      380     Nestle S.A. ..................     502,027
      260     Novartis AG ..................     416,257
      650     Saurer AG2 ...................     431,149
      470     Winterthur Schweizerische
                Versicherungs-Gesellschaft .     414,597
                                             -----------
                                               2,324,924
                                             -----------

              THAILAND: 0.3%
   15,000     BEC World Public Company .....     128,547
                                             -----------

              UNITED KINGDOM: 8.3%
  244,000     Aegis Group Plc ..............     254,821
    6,800     Blacks Leisure Group PLC .....      51,493
   30,850     D.F.S. Furniture Company Plc .     288,551
   89,100     George Wimpey Plc ............     200,190
   31,600     Grand Metropolitan Plc .......     305,822
   28,500     Harvey Nichols Plc ...........     133,760
  134,900     Inchcape Plc .................     635,375
   14,000     Oriflame International S.A. ..     113,006
   29,100     PizzaExpress Plc .............     304,632
   14,500     Provident Financial Plc ......     134,417
   15,300     RTZ Corporation Plc ..........     266,479
   76,300     Tomkins Plc ..................     330,164
   63,400     Vodafone Group Plc ...........     308,636
                                             -----------
                                               3,327,346
                                             -----------

              UNITED STATES: 18.5%
    2,100     Ace, Ltd. ....................     155,138
    3,900     Adaptec, Inc.2 ...............     135,525
    1,900     AlliedSignal, Inc. ...........     159,600
    2,400     BJ Services Company2 .........     128,700
    3,000     Boeing Company ...............     159,188
    5,000     Borders Group, Inc.2 .........     120,625
    2,000     Bristol-Myers Squibb Company .     162,000
    1,300     Citicorp .....................     156,731
    4,200     Conseco, Inc. ................     155,400
    2,300     Crown Cork & Seal Company, Inc.    122,906

LEXINGTON GLOBAL FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited)(continued)

  NUMBER OF                                      VALUE
   SHARES                SECURITY              (NOTE 1)
-------------------------------------------------------------------------------
              UNITED STATES (CONTINUED):
    2,600     Diamond Offshore Drilling,
                Inc.2 ......................   $ 203,125
    2,200     Dover Corporation ............     135,300
    3,200     Equity Residential Properties
              Trust ........................     152,000
    3,700     Federal National Mortgage
                Association ................     161,413
    3,400     Gap, Inc. ....................     132,175
    2,000     Georgia Pacific Corporation ..     170,750
    1,900     Honeywell, Inc. ..............     144,163
    3,400     Ingersoll-Rand Company .......     209,950
    3,500     James River Corporation of
                Virginia ...................     129,500
    2,800     Johnson & Johnson ............     180,250
    2,800     Kimberly-Clark Corporation ...     139,300
    1,700     Medtronic, Inc. ..............     137,700
    2,000     Mobil Corporation ............     139,750
    4,400     Monsanto Company .............     189,475
    4,000     NAC Re Corporation ...........     193,500
    2,400     NationsBank Corporation ......     154,800
    3,500     Norwest Corporation ..........     196,875
    1,900     Perkin-Elmer Corporation .....     151,169
    1,100     Procter & Gamble Company .....     155,375
    1,800     Reynolds Metals Company ......     128,250
    2,800     Rite Aid Corporaton ..........     139,650
   13,100     Rofin-Sinar Technologies2 ....     250,538
    2,800     Safeway, Inc.2 ...............     129,150
    1,500     Schlumberger, Ltd. ...........     187,500
    3,600     Seagate Technology, Inc.2 ....     126,675
    3,000     Sealed Air Corporation2 ......     142,500
    5,400     Service Corporation ..........     177,525
    2,000     St. Paul Companies, Inc. .....     152,500
    6,300     Structural Dynamics Research
                Corporation2 ...............     165,572
    5,100     Tosco Corporation ............     152,681
    2,700     Tyco International, Ltd. .....     187,819
    1,700     Union Pacific Corporation ....     119,850
    3,000     Union Planters Corporation ...     155,625
    2,500     United Healthcare Corporation      130,000
    1,600     Warner-Lambert Company .......     198,800
    4,000     Waste Management, Inc. .......     128,500
    3,000     Williams Companies, Inc. .....     131,250
                                             -----------
                                               7,336,768
                                             -----------

              TOTAL INVESTMENTS: 96.7%
                (cost $33,405,022+) (Note 1)  38,612,931

              Other assets in excess of
                liabilities: 3.3% ..........   1,328,184
                                             -----------


              TOTAL NET ASSETS: 100.0%
              (equivalent to $12.65 per
                share on 3,156,654 shares
                outstanding) ............... $39,941,115
                                             ===========

1 Restricted security (Note 7).
2 Non-income producing security.
ADR - American Depository Receipt.
+ Aggregate cost for Federal income tax purposes is $33,501,533.

                                   ----------

At June 30, 1997, the composition of the Fund's net assets by industry was as follows:

      Banking ................  6.8%
      Capital Equipment ...... 11.6
      Chemicals ..............  0.5
      Construction & Housing .  1.4
      Consumer-Durable Goods .  5.0
      Consumer-Non durable
        Goods ................ 11.1
      Electrical & Electronics  3.7
      Energy Sources .........  5.7
      Financial Services .....  9.9
      Health & Personal Care .  4.3
      Materials .............. 16.9
      Merchandising ..........  5.4
      Multi-Industry .........  4.6
      Real Estate ............  1.2
      Services ...............  4.6
      Telecommunications .....  1.5
      Trade ..................  1.9
      Transportation .........  0.6
      Other assets ...........  3.3
                              -----
                              100.0%
                              =====


    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON GLOBAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

ASSETS
Investments, at value
   (cost $33,405,022) (Note 1) .............  $38,612,931
Cash .......................................    1,989,634
Receivable for investment securities sold ..      766,573
Receivable for shares sold .................        3,264
Dividends and interest receivable ..........       81,380
Foreign taxes recoverable ..................       48,990
Unrealized gain on
   open forward contracts (Note 6) .........       46,241
                                              -----------
      Total Assets .........................   41,549,013
                                              -----------

LIABILITIES
Due to Lexington Management
   Corporation (Note 2) ....................       32,520
Payable for investment securities
   purchased ...............................    1,465,893
Accrued expenses ...........................      109,485
                                              -----------
      Total Liabilities ....................    1,607,898
                                              -----------
NET ASSETS (equivalent to $12.65 per share
   on 3,156,654 shares
   outstanding) (Note 4) ...................  $39,941,115
                                              ===========
NET ASSETS consist of:
Capital stock--authorized 1,000,000,000
   shares, $.001 par value per share .......  $     3,157
Additional paid-in capital (Note 1) ........   32,017,205
Accumulated undistributed net
   investment income (Note 1) ..............       96,707
Accumulated net realized gain on
  investments and foreign currency
  holdings (Note 1) ........................    2,573,415
Net unrealized appreciation of
  investments and foreign
  currency holdings ........................    5,250,631
                                              -----------
TOTAL NET ASSETS ...........................  $39,941,115
                                              ===========


LEXINGTON GLOBAL FUND, INC.
STATEMENT OF OPERATIONS
Six months ended June 30, 1997 (unaudited)

INVESTMENT INCOME
Dividends ........................ $ 486,721
Interest .........................    55,406
                                   ---------
                                     542,127
Less: foreign tax expense ........    48,486
                                   ---------
   Investment income .............              $ 493,641

EXPENSES
Investment advisory fee
  (Note 2) .......................   188,639
Custodian expense ................    54,691
Transfer agent and
  shareholder servicing
  expenses (Note 2) ..............    35,312
Printing and mailing
  expenses .......................    25,401
Accounting expenses
  (Note 2) .......................    23,349
Registration fees ................    17,756
Professional fees ................    13,196
Directors' fees and expenses .....    11,268
Computer processing fees .........     5,651
Other expenses ...................     6,888
 ................................. ---------
      Total expenses .............                382,151
                                               ----------
         Net investment income ...                111,490

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 4)
Net realized gain on:
  Investments .................... 2,824,596
  Foreign currency transactions ..    22,051
                                   ---------
    Net realized gain ............              2,846,647
Net change in unrealized
  appreciation on:
  Investments .................... 1,363,676
  Foreign currency
    translation of other
    assets and liabilities .......    62,636
                                   ---------
  Net change in unrealized
    appreciation .................              1,426,312
                                               ----------
   Net realized and
    unrealized gain ..............              4,272,959
                                               ----------

INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ................             $4,384,449
                                               ==========

   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON GLOBAL FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS
                                                                                         ENDED          YEAR ENDED
                                                                                     JUNE 30, 1997     DECEMBER 31,
                                                                                      (UNAUDITED)          1996
                                                                                     -------------     -------------
Net investment income ................................................................   $ 111,490       $    43,248
Net realized gain from investments and foreign currency transactions .................   2,846,647         6,036,296
Net change in unrealized appreciation (depreciation) of investments and
  foreign currency translations ......................................................   1,426,312           (84,524)
                                                                                       -----------       -----------
      Increase in net assets resulting from operations ...............................   4,384,449         5,995,020

Distributions to shareholders from net investment income .............................          --          (457,395)
Distributions to shareholders from net realized gains from
  security transactions ..............................................................          --        (4,924,188)
Decrease in net assets from capital share transactions (Note 3) ......................  (1,666,817)      (17,004,160)
                                                                                       -----------       -----------
      Net increase (decrease) in net assets ..........................................   2,717,632       (16,390,723)

NET ASSETS:
  Beginning of period ................................................................  37,223,483        53,614,206
                                                                                       -----------       -----------
  End of period (including undistributed net investment income of $96,707 and distributions in excess of net investment income of $14,783,
    respectively) .................................................................... $39,941,115       $37,223,483
                                                                                       ===========       ===========

   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON GLOBAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES
Lexington Global Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital primarily through investment in the common stock of companies domiciled in foreign countries and the United States. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked price is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked price. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

     FOREIGN CURRENCY TRANSACTIONS Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

     FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

     DISTRIBUTIONS Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

LEXINGTON GLOBAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996 (continued)

2.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE
The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets. For 1997, LMC has voluntarily agreed to limit the total expenses of the Fund (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.50% of the Fund's average daily net assets. No reimbursement was required for the six months ended June 30, 1997.

The  Fund  reimbursed  LMC  for  certain  expenses,   including  accounting  and
shareholder servicing costs of $45,362 which are incurred by the Fund, but paid by LMC.

3.  CAPITAL STOCK
Transactions in capital stock were as follows:

                                                          Six months ended
                                                            June 30, 1997                       Year ended
                                                             (unaudited)                     December 31, 1996
                                                     --------------------------        ----------------------------
                                                      Shares          Amount             Shares           Amount
                                                    ----------     -------------       ----------      ------------

Shares sold                                            103,273       $ 1,219,923          639,550       $ 7,983,790
Shares issued on reinvestment of dividends                  --                --          452,255         5,069,783
                                                       -------       -----------        ---------      ------------
                                                       103,273         1,219,923        1,091,805        13,053,573
Shares redeemed                                       (246,299)       (2,886,740)      (2,526,528)      (30,057,733)
                                                       -------       -----------        ---------      ------------
Net decrease                                          (143,026)      $(1,666,817)      (1,434,723)     $(17,004,160)
                                                       =======       ===========        =========      ============

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1997, excluding short-term securities, were $ 24,231,741 and $ 26,850,495 respectively.

At June 30, 1997, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $6,069,745 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $819,114.

5. INVESTMENT AND CONCENTRATION RISKS
The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

LEXINGTON GLOBAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996 (continued)

6. FORWARD FOREIGN EXCHANGE CONTRACTS
At June 30, 1997, the Fund was committed to sell foreign currencies under the following forward foreign exchange contracts:

                                                           Contract
                                                            Amount                                     Unrealized
                                         Settlement         (Local         Contract       Current        Gain at
   Security                                 Date           Currency)         Rate          Rate          6/30/97
    -------                               ---------       ----------      ----------     ---------      ---------
New Zealand Dollar .....................  10/03/97         1,077,645        0.6900         0.6783       $ 12,593
French Franc ...........................  12/02/97         4,024,516        5.6747         5.8215         17,884
Italian Lira ...........................  12/02/97       404,458,306      1,699.22       1,710.70          1,597
Spanish Pesetas ........................  12/02/97        83,619,327       143.485         147.06         14,167
                                                                                                        --------
                                                                                                        $ 46,241
                                                                                                        ========

7. RESTRICTED SECURITIES
The following security was purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.

                                                     Acquisition              Average Cost    Market     % of Net
        Security                                        Date       Shares       Per Share      Value      Assets
         -------                                        ----       ------       --------       -----      ------
Industrial and Financial Systems, IFSAB               6/12/97      61,600         $4.88      $298,744      0.75%

Pursuant to guidelines adopted by the Fund's Board of Directors, this unregistered security has been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value, at the time of purchase.

LEXINGTON GLOBAL FUND, INC.
FINANCIAL HIGHLIGHTS

Selected per share data for a share outstanding throughout the period:


                                               Six months
                                                 ended
                                                June 30,                       Year ended December 31,
                                                  1997        ----------------------------------------------------
                                               (unaudited)      1996           1995           1994          1993
                                                --------      --------       --------       --------      --------

Net asset value,
  beginning of period .........................  $ 11.28        $ 11.32       $ 11.17        $ 13.51        $ 11.09
                                                 -------        -------       -------        -------        -------
Income from investment
  operations:
  Net investment income .......................     0.03           0.01          0.09           0.02           0.06
  Net realized and unrealized gain
    on investments ............................     1.34           1.84          1.10           0.23           3.47
                                                 -------        -------       -------        -------        -------
  Total income from
    investment operations .....................     1.37           1.85          1.19           0.25           3.53
                                                 -------        -------       -------        -------        -------
Less distributions:
  Dividends from net investment
    income ....................................       --          (0.16)        (0.29)            --          (0.06)
  Distributions in excess of
    net investment income
    (temporary book-tax
    difference) ...............................       --             --         (0.13)            --             --
  Distributions from net realized
    gains .....................................       --          (1.73)        (0.62)         (2.46)         (1.05)
  Distributions in excess of net
    realized gains (temporary
    book-tax difference) ......................       --             --            --          (0.13)            --
                                                 -------        -------       -------        -------        -------
        Total distributions ...................       --          (1.89)        (1.04)         (2.59)         (1.11)
                                                 -------        -------       -------        -------        -------

Net asset value, end of period ................  $ 12.65        $ 11.28       $ 11.32        $ 11.17        $ 13.51
                                                 =======        =======       =======        =======        =======
Total return ..................................   24.55%*        16.43%        10.69%          1.84%         31.88%
Ratio to average net assets:
  Expenses ....................................    2.03%*         1.67%         1.61%          1.49%          1.52%
  Net investment income .......................    0.59%*         0.48%         0.14%          0.52%          0.55%
Portfolio turnover rate .......................  137.40%*       128.05%       166.35%         83.40%         84.61%
Average commission paid on equity
  security transactions** .....................    $0.01          $0.03            --             --             --
Net assets, end of period
  (000's omitted) .............................  $39,941        $53,614       $67,392        $87,313        $50,298

 *Annualized
**In accordance with SECdisclosure guidelines, the average commissions are calculated for the periods beginning with the year ended December 31, 1996, but not for prior periods.

LEXINGTON
GLOBAL FUND, INC.

INVESTMENT ADVISER
-------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663
================================================================================
  ALL SHAREHOLDER REQUESTS FOR SERVICES OF
  ANY KIND SHOULD BE SENT TO:

  TRANSFER AGENT
--------------------------------------------------------------------------------
  STATE STREET BANK AND
  TRUST COMPANY
  c/o National Financial Data Services
  1004 Baltimore
  Kansas City, Missouri 64105

  OR CALL TOLL FREE:
  SERVICE AND SALES: 1-800-526-0056
  24 HOUR ACCOUNT INFORMATION:
  1-800-526-0052
================================================================================



-------------------------------------------------------------------------------
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                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
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-------------------------------------------------------------------------------


This report has been prepared for the information of the shareholders of Lexington Global Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.